Subsequent events	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Subsequent events
47	Subsequent events
On March 7, 2022, the board of directors of the Company approved and declared a cash dividend of US$0.68 per ordinary share on the Company’s outstanding shares to shareholders of record as of the close of trading on the New York Stock Exchange on April 8, 2022.